Other Non-Current Liabilities (Details) R in Millions	Jun. 30, 2020 ZAR (R) kg	Jun. 30, 2019 ZAR (R) kg
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Gold Reserves in Life of Mine Plan Sibanye Beatrix Royalty | kg	1,862	220
Sibanye Beatrix ground swap royalty1	R 15	R 2
Non-current lease liabilities	81	0
Provision for Harmony Education Benefit Fund	5	3
Total non-current liabilities	R 101	R 5